STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

5.STOCK-BASED COMPENSATION

2013 Stock Incentive Plan

On June 18, 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, during the fiscal year ended September 30, 2020, a maximum number of 28,114,256 shares of the Company’s authorized and available common stock could be issued in the form of options, stock appreciation rights, sales or bonuses of restricted stock, restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative. The 2013 Plan provides that on the first business day of each fiscal year commencing with fiscal year 2014, the number of shares of our common stock reserved for issuance under the 2013 Plan for all awards except for incentive stock option awards will be subject to increase by an amount equal to the lesser of (A) 3,000,000 Shares, (B) four (4) percent of the number of shares outstanding on the last day of the immediately preceding fiscal year of the Company, or (C) such lesser number of shares as determined by the Company’s Board of Directors (the “Board”). The exercise price of each option shall be the fair value as determined in good faith by the Board at the time each option is granted. On October 1, 2020, the aggregate number of authorized shares under the Plan was further increased by 3,000,000 shares to a total of 31,114,256 shares.

As of December 31, 2020, a total of 19,179,212 options had been issued to employees and directors and 8,692,500 options had been issued to consultants. The exercise price of each option has either been equal to the closing price of a share of our common stock on the date of grant or has been determined to be in compliance with Internal Revenue Section 409A.

Share-based awards

During the three months ended December 31, 2020, the Company granted no options to employees and directors and 975,000 options to consultants to purchase shares of common stock under the 2013 Plan.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the three months ended December 31, 2020 was based on the fair market value or grant date fair value estimated using the Black-Scholes Option Pricing Model. The following assumptions were used to calculate the fair value of share based compensation for the three months ended December 31, 2020; expected volatility, 79.44% - 119.44%, risk-free interest rate, 0.13% – 2.85%, expected forfeiture rate, 0%, expected dividend yield, 0%, expected term, 5.6 years. Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option. The Company exited shell company status on June 26, 2013. In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available. In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities. Prior to January 1, 2018, the Company’s expected volatility was derived from the historical daily change in the market price of its common stock since it exited shell company status, as well as the historical daily change in the market price for the peer group as determined by the Company. Effective January 1, 2018, the Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell company status.

For so called “plain vanilla” options granted to employees, the expected term of the options is based upon the simplified method as defined in ASC 718-10-S99 which averages an award’s weighted-average vesting period and the contractual term for share options. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718. The Company’s estimation of the expected term for stock options not subject to the simplified method is based upon the contractual term of the option award. For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield. The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures. Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Since the Company has a limited history of occurrences of stock option forfeitures and a small number of employees it continues to estimate the forfeiture rate of its outstanding stock options as zero but will continually evaluate its historical data as a basis for determining expected forfeitures.

Common Stock Options

Stock compensation activity under the 2013 Plan for the three months ended December 31, 2020 follows:

			Weighted
		Weighted	Average
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2020	18,248,346	$0.36	2.59	$79,330
Awarded	975,000	$0.17	—	—
Forfeited/Cancelled	(148,191)	$0.44	—	—
Outstanding at December 31, 2020	19,075,155	$0.35	2.61	$119,733
Vested at December 31, 2020	16,587,085	$0.37	2.64	$70,693
Vested and expected to vest at December 31, 2020	19,075,155	$0.35	2.61	$119,733

As of December 31, 2020, 6,873,199 shares are available for future grants under the 2013 Plan. Share-based compensation expense recorded in the Company’s Consolidated Statements of Operations for the three months ended December 31, 2020 and 2019 resulting from stock options awarded to the Company’s employees, directors and consultants was approximately $86,000 and $159,000, respectively. Of this amount during the three months ended December 31, 2020 and 2019, $26,000 and $76,000, respectively, were recorded as research and development expenses, and $60,000 and $83,000, respectively were recorded as general and administrative expenses in the Company’s Consolidated Statements of Operations.

During the three months ended December 31, 2020 and 2019, no stock options awarded under the 2013 Stock Incentive Plan were exercised.

As of December 31, 2020, there is approximately $265,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 1.41 years.

Restricted Stock

On October 14, 2020, the Company awarded 50,000 shares of Restricted Stock to a consultant. The shares subject to this grant are awarded under the 2013 Plan and vest 90 days from the date of the award. In addition, in the event of a Change of Control (as such term is defined in the 2013 Plan), 100% of the grants will immediately vest.

On July 19, 2018, the Company awarded 745,000 shares of Restricted Stock to members of the Board of Directors and management and 220,000 shares of Restricted Stock to Dr. Avtar Dhillon in his capacity as a consultant. The shares subject to this grant are awarded under the 2013 Plan and shall fully vest on the second anniversary of the date of grant. In addition, in the event of a Change of Control (as such term is defined in the 2013 Plan), 100% of the grants will immediately vest. As of September 30, 2020, all restricted shares have vested.

On September 5, 2018, the Company awarded 100,000 shares of Restricted Stock to a consultant. The shares subject to this grant are awarded under the 2013 Plan and 50,000 vest 90 days from the date of the award and 50,000 vest 365 days from the date of the award. In addition, in the event of a Change of Control (as such term is defined in the 2013 Plan), 100% of the grants will immediately vest. As of September 30, 2020, all restricted shares have vested.

Restricted stock activity in shares under the 2013 Plan for the three months ended December 31, 2020 and 2019 follows:

	2020	2019
Non Vested at September 30, 2020 and 2019	—	965,000
Awarded	50,000	—
Vested	—	—
Forfeited	—	—
Non Vested at December 31, 2020 and 2019	50,000	965,000

The weighted average restricted stock award date fair value information for the three months ended December 31, 2020 and 2019 follows:

	2020	2019
Non Vested at September 30, 2020 and 2019	$—	$0.57
Awarded	0.18	—
Vested	—	—
Forfeited	—	—
Non Vested at December 31, 2020 and 2019	$0.18	$0.57

For the three months ended December 31, 2020 and 2019 compensation expense recorded for the restricted stock awards was approximately $0 and $40,000, respectively.

14.         STOCK-BASED COMPENSATION

2013 Stock Incentive Plan

On June 18, 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, during the fiscal year ended September 30, 2020, a maximum number of 28,114,256 shares of the Company’s authorized and available common stock could be issued in the form of options, stock appreciation rights, sales or bonuses of restricted stock, restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative. The 2013 Plan provides that on the first business day of each fiscal year commencing with fiscal year 2014, the number of shares of our common stock reserved for issuance under the 2013 Plan for all awards except for incentive stock option awards will be subject to increase by an amount equal to the lesser of (A) 3,000,000 Shares, (B) four (4) percent of the number of shares outstanding on the last day of the immediately preceding fiscal year of the Company, or (C) such lesser number of shares as determined by the Company’s Board of Directors (the “Board”). The exercise price of each option shall be the fair value as determined in good faith by the Board at the time each option is granted. On October 1, 2020, the aggregate number of authorized shares under the Plan was further increased by 3,000,000 shares to a total of 31,114,256 shares.

As of September 30, 2020, a total of 19,179,212 options had been issued to employees and directors and 7,717,500 options had been issued to consultants. The exercise price of each option has either been equal to the closing price of a share of our common stock on the date of grant or has been determined to be in compliance with Internal Revenue Section 409A.

Share-based awards

During the year ended September 30, 2020, the Company granted 2,685,000 options to employees and directors and 690,000 options to consultants to purchase shares of common stock under the 2013 Plan.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the year ended September 30, 2020 was based on the fair market value or grant date fair value estimated using the Black-Scholes Option Pricing Model. The following assumptions were used to calculate the fair value of share based compensation for the year ended September 30, 2020; expected volatility, 79.44% - 119.44%, risk-free interest rate, 0.13% - 3.23%, expected forfeiture rate, 0%, expected dividend yield, 0%, expected term, 5.6 years. Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option. The Company exited shell company status on June 26, 2013. In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available. In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities. Prior to January 1, 2018, the Company’s expected volatility was derived from the historical daily change in the market price of its common stock since it exited shell company status, as well as the historical daily change in the market price for the peer group as determined by the Company. Effective January 1, 2018, the Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell company status.

For so called “plain vanilla” options granted to employees, the expected term of the options is based upon the simplified method as defined in ASC 718‑10‑S99 which averages an award’s weighted-average vesting period and the contractual term for share options. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718. The Company’s estimation of the expected term for stock options not subject to the simplified method is based upon the contractual term of the option award. For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield. The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures. Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Since the Company has a limited history of occurrences of stock option forfeitures and a small number of employees it continues to estimate the forfeiture rate of its outstanding stock options as zero but will continually evaluate its historical data as a basis for determining expected forfeitures.

Common Stock Options

Stock compensation activity under the 2013 Plan for the year ended September 30, 2020 follows:

			Weighted
		Weighted	Average
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2019	15,807,911	$0.40	3.14	$142,810
Awarded	3,375,000	$0.22	—	—
Forfeited/Cancelled	(934,565)	$0.44	—	—
Outstanding at September 30, 2020	18,248,346	$0.36	2.59	$79,330
Vested at September 30, 2020	16,077,006	$0.38	2.78	$69,305
Vested and expected to vest at September 30, 2020	18,248,346	$0.36	2.59	$79,330

As of September 30, 2020, 4,750,008 shares are available for future grants under the 2013 Plan. Share-based compensation expense recorded in the Company’s Consolidated Statements of Operations for the year ended September 30, 2020 and 2019 resulting from stock options awarded to the Company’s employees, directors and consultants was approximately $678,000 and $830,000, respectively. Of this amount during the years ended September 30, 2020 and 2019, $288,000 and $483,000, respectively, were recorded as research and development expenses, and $390,000 and $347,000, respectively were recorded as general and administrative expenses in the Company’s Consolidated Statements of Operations.

During the year ended September 30, 2020, no stock options awarded under the 2013 Stock Incentive Plan were exercised for cash. During the year ended September 30, 2019, 87,567 stock options awarded under the 2013 Stock Incentive Plan were exercised for cash resulting in proceeds to the Company of $32,400. During the year ended September 30, 2020, no stock options awarded under the 2013 Stock Incentive Plan were exercised on a cashless basis. During the year ended September 30, 2019, 1,437,433 stock options awarded under the 2013 Stock Incentive Plan were exercised on a cashless basis for an aggregate issuance of 477,269 shares of the Company’s Common Stock.

As of September 30, 2020, there is approximately $268,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 1.80 years.

Restricted Stock

On July 19, 2018, the Company awarded 745,000 shares of Restricted Stock to members of the Board of Directors and management and 220,000 shares of Restricted Stock to Dr. Avtar Dhillon in his capacity as a consultant. The shares subject to this grant are awarded under the 2013 Plan and shall fully vest on the second anniversary of the date of grant. In addition, in the event of a Change of Control (as such term is defined in the 2013 Plan), 100% of the grants will immediately vest. As of September 30, 2020, all restricted shares have vested.

On September 5, 2018, the Company awarded 100,000 shares of Restricted Stock to a consultant. The shares subject to this grant are awarded under the 2013 Plan and 50,000 vest 90 days from the date of the award and 50,000 vest 365 days from the date of the award. In addition, in the event of a Change of Control (as such term is defined in the 2013 Plan), 100% of the grants will immediately vest. As of September 30, 2020, all restricted shares have vested.

On February 3, 2017, the Company awarded 1,750,000 shares of Restricted Stock to members of the Board of Directors and management. The shares subject to this grant were awarded under the 2013 Plan and fully vested on the second anniversary of the date of grant. In addition, in the event of a Change of Control (as such term is defined in the 2013 Plan), 100% of the grants would have immediately vested.

Restricted stock activity in shares under the 2013 Plan for the years ended September 30, 2020 and 2019 follows:

	2020	2019
Non Vested at September 30, 2019 and 2018	965,000	2,815,000
Awarded	—	—
Vested	(965,000)	(1,850,000)
Forfeited	—	—
Non Vested at September 30, 2020 and 2019	—	965,000

The weighted average restricted stock award date fair value information for the years ended September 30, 2020 and 2019 follows:

	2020	2019
Non Vested at September 30, 2019 and 2018	$0.43	$0.57
Awarded	—	—
Vested	(0.43)	(0.64)
Forfeited	—	—
Non Vested at September 30, 2020 and 2019	$—	$0.43

For the years ended September 30, 2020 and 2019 compensation expense recorded for the restricted stock awards was approximately $220,000 and $397,000, respectively.